Note 13 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2003	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 13 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Real Estate Taxes, CAM and other Related Charges		$ 11.2	$ 11.6	$ 11.6
Operating Leases, Rent Expense		17.6	18.2	17.7
Proceeds from Cash Advance Against Future Royalties	16.5
Preferred Return Per Year on Unrecouped Advance		18.00%
Master License Term		10 years
Potential Automatic Extension for Master License		5 years
Defined Contribution Plan, Employer Matching Contribution, Per-Dollar-Amount (in Dollars per Item)		0.50		0.25
Percentage of Employee Contribution To Be Matched by Employer				5.00%
Defined Contribution Plan, Employee Contribution Vesting Percentage			100.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage			20.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 0.3	$ 0.1	$ 0.1
Upon Extension of Lease [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Preferred Return Per Year on Unrecouped Advance		6.00%
Minimum [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		1.00%
Maximum [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		75.00%